Note 24 - Loans and Borrowings	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
24	Loans and borrowings

	2017	2016
Non-current portion of term loan facility	-	1,577
Current portion of term loan facility	1,486	1,410
Total	1,486	2,987

On
October 19, 2016
Blanket Mine received
$3
million in terms of a term facility with Barclays Bank of Zimbabwe Limited bearing interest at an interest rate of
7.25%
per annum and an upfront arrangement fee of
$73.
The term facility will be paid back over
8
quarterly instalments of
$375
starting
January 19, 2017.
The term facility is secured in terms of a general notarial bond registered over the moveable assets of Blanket Mine to the value of
$3,000.
The agreement also incorporates an endorsement by the insurer of these movable assets. The endorsement provides Barclays Bank of Zimbabwe Limited with the cession of the insurance cover on the movable assets against all risk insured.

At the inception of the loan the liability was recognised at its fair value plus transaction cost. The imputed finance costs on the liability was determined at an incremental borrowing rate of
7.25%.
Finance costs are accounted for in note
13
on the effective interest rate method. The fair value of the term facility approximates the carrying amount as the market rate approximated the actual rate at year end.